Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 73,785.0	$ 1,113.7	₨ 60,853.2
Remittances in transit	25,641.8	387.0	17,791.9
Accrued expenses	27,224.7	410.9	20,468.3
New account deposits	4,935.7	74.5	12,966.3
Accounts payable	36,181.4	546.1	26,785.7
Derivatives	78,582.4	1,186.1	71,767.5
Others	38,596.6	582.7	40,288.7
Total	₨ 284,947.6	$ 4,301.0	₨ 250,921.6